Goodwill, Intangible Assets and Acquisitions	12 Months Ended
Dec. 31, 2025
Goodwill, Intangible Assets and Acquisitions
Goodwill, Intangible Assets and Acquisitions

6. Goodwill, Intangible Assets and Acquisitions

In the fourth quarter of 2023, the Group acquired another 33.1% equity interest of an investee, Xi’an Yunrui Network Technology Co., Ltd. (“Yunrui”), operating an online interactive entertainment application “Werewolf”, in which the Group previously held 17.9% equity interest, with a cash consideration of US$30.4 million. The Group obtained the control and held 51% equity interest in the investee upon completion of the transaction on October 1, 2023. In accordance with ASC805-accounting for step-up acquisition, the 17.9% equity interest previously held by the Group was re-measured to fair value at the acquisition date and a re-measurement gain of US$3.9 million was recognized. The Group engaged a third-party valuation firm to help the management determine the fair value of assets and liabilities obtained from the transaction. The identifiable intangible assets acquired on the acquisition date mainly included trademark, software copyright and cooperation agreement with a famous third-party IT company of US$31.2 million with estimated lives ranging from five to ten years. The intangible assets were measured at fair value upon acquisition primarily using the royalty savings method, multi-periods excess earning model and cost approach. Key assumptions and estimates used in determining the fair value of these intangible assets include cash flow forecasts, the revenue growth rates, and the discount rates.

6. Goodwill, Intangible Assets and Acquisitions (Continued)

The consideration of the acquisition of Yunrui was allocated based on the fair value of the assets acquired and the liabilities assumed as follows:

As of October 1, 2023
(In US$ thousands)
Consideration	$30,443
Fair value of previously held equity interest	13,545
Non-controlling interest	37,043
Total	$81,031

Cash and short-term investments acquired	$4,864
Other assets acquired	1,483
Identifiable intangible assets acquired	31,205
Goodwill	48,669
Liabilities assumed	(5,190)
Total	$81,031

The acquisition completed in 2023 individually contributed immaterial amounts to revenues and net income for 2023. Since it did not have a material impact on the Group’s consolidated financial statements, pro forma disclosures have not been presented. Apart from what have been disclosed above, there was no other acquisitions during the years ended December 31, 2023, 2024 and 2025, respectively.

The following sets forth the changes in the Group’s goodwill by reporting units:

	Advertising &	Value-added
	Marketing	services	Total

	(In US$ thousands)
Balance as of December 31, 2022	$77,161	$42,990	$120,151
Acquisition of Yunrui	—	48,669	48,669
Currency translation adjustment	(2,331)	(53)	(2,384)
Balance as of December 31, 2023	74,830	91,606	166,436
Currency translation adjustment	(1,894)	(2,319)	(4,213)
Balance as of December 31, 2024	72,936	89,287	162,223
Currency translation adjustment	3,172	3,885	7,057
Balance as of December 31, 2025	$76,108	$93,172	$169,280

6. Goodwill, Intangible Assets and Acquisitions (Continued)

The Group performs at least annually a qualitative analysis on the goodwill arising from acquisitions taking into consideration the events and circumstances, including consideration of macroeconomic factors, industry and market conditions, share price of the Group, and overall financial performance, in addition to other entity-specific factors. During the years ended December 31, 2023, 2024 and 2025, a sustained relatively low share price was noted by the Group and deemed as an impairment indicator of the goodwill. The Group performed quantitative analysis as of December 31, 2023, 2024 and 2025, respectively. A third-party valuation firm was engaged to help the management determine the fair value of the two reporting units by applying income approach. Significant assumptions in estimating the fair value of reporting units included revenues remaining flat and discount rates of 17% in projection period. In order to assess the impact of changes in certain significant assumptions, which could materially affect the determination of the fair value of each reporting unit, the Group also performed a sensitivity analysis by decreasing the revenue growth rates and increasing the discount rates. The analysis still resulted in the fair value of each reporting unit exceeding the carrying value by a sufficient amount. The Group further reconciled its estimated fair value of reporting units to its market capitalization and considered that the two reporting units’ carrying value would still be lower after a reasonable control premium is applied to the market capitalization. Therefore, the Group concluded that there was no impairment of goodwill as of December 31, 2023, 2024 and 2025, respectively.

The following table summarizes the Group’s intangible assets arising from acquisitions:

	As of December 31, 2024			As of December 31, 2025
		Accumulated			Accumulated
	Cost	Amortization	Net	Cost	Amortization	Net

	(In US$ thousands)			(In US$ thousands)
Game related	$132,762	$(56,156)	$76,606	$138,537	$(72,277)	$66,260
Technology	10,327	(3,569)	6,758	10,776	(4,533)	6,243
Trademark and domain name	24,738	(8,063)	16,675	25,814	(11,000)	14,814
Others	23,293	(13,551)	9,742	24,306	(15,330)	8,976
Total	$191,120	$(81,339)	$109,781	$199,433	$(103,140)	$96,293

The amortization expense for the years ended December 31, 2023, 2024 and 2025 was US$19.3 million, US$21.3 million and US$17.8 million, respectively. As of December 31, 2025, estimated amortization expenses for future periods are expected as follows:

Year Ended December 31,	(In US$ thousands)
2026	$18,238
2027	17,959
2028	17,630
2029	17,031
2030	15,073
Thereafter	10,149
Total expected amortization expense *	$96,080
*	The table above excludes US$0.2 million of indefinite-lived intangible assets which was included in the category of others.